Interest-bearing loans and borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest bearing loans and borrowings
Current liabilities	$ 2,247	$ 2,307	$ 916
Non-current liabilities	15,560	$ 14,501	14,137
Interest rate on borrowings		5.90%
Bank overdrafts
Interest bearing loans and borrowings
Current liabilities	152	$ 94	189
Bank collateral
Interest bearing loans and borrowings
Current liabilities	513
Finance leases
Interest bearing loans and borrowings
Current liabilities	$ 5	87	67
Non-current liabilities		6	28
5.9% Callable bond
Interest bearing loans and borrowings
Current liabilities		1,769
Non-current liabilities			1,796
Interest rate on borrowings	5.90%
Floating rate notes due 2018
Interest bearing loans and borrowings
Current liabilities	$ 399
Non-current liabilities		399	399
Floating rate loan due 2022
Interest bearing loans and borrowings
Non-current liabilities	249
1.75% Callable bond
Interest bearing loans and borrowings
Current liabilities	$ 998
Non-current liabilities		$ 998	$ 997
Interest rate on borrowings	1.75%	1.75%	1.75%
Other loans (Commercial paper)
Interest bearing loans and borrowings
Current liabilities	$ 180	$ 357	$ 660
1.95% Callable bond
Interest bearing loans and borrowings
Non-current liabilities	$ 999	$ 998	$ 997
Interest rate on borrowings	1.95%	1.95%	1.95%
0.875% Non-callable bond
Interest bearing loans and borrowings
Non-current liabilities	$ 890	$ 782	$ 812
Interest rate on borrowings	0.875%	0.875%	0.875%
0.25% Callable bond
Interest bearing loans and borrowings
Non-current liabilities	$ 594	$ 522
Interest rate on borrowings	0.25%	0.25%	0.25%
Callable Bond 2.375 Percent Due on 2020
Interest bearing loans and borrowings
Non-current liabilities	$ 1,591	$ 1,589	$ 1,586
Interest rate on borrowings	2.375%	2.375%	2.375%
7% Guaranteed debentures
Interest bearing loans and borrowings
Non-current liabilities	$ 347	$ 350	$ 355
Interest rate on borrowings	7.00%	7.00%	7.00%
0.75% Callable bond
Interest bearing loans and borrowings
Non-current liabilities	$ 1,067	$ 937
Interest rate on borrowings	0.75%	0.75%	0.75%
3.375% Callable bond
Interest bearing loans and borrowings
Non-current liabilities	$ 1,978	$ 1,976	$ 1,971
Interest rate on borrowings	3.375%	3.375%	3.375%
Callable Bond 2.375 Percent Due on 2022
Interest bearing loans and borrowings
Non-current liabilities	$ 992
Interest rate on borrowings	2.375%
3.125% Callable bond
Interest bearing loans and borrowings
Non-current liabilities	$ 742
Interest rate on borrowings	3.125%	3.125%	3.125%
1.25% Callable bond
Interest bearing loans and borrowings
Non-current liabilities	$ 941	$ 827
Interest rate on borrowings	1.25%	1.25%	1.25%
5.75% Non-callable bond
Interest bearing loans and borrowings
Non-current liabilities	$ 468	$ 426	$ 515
Interest rate on borrowings	5.75%	5.75%	5.75%
6.45% Callable bond
Interest bearing loans and borrowings
Non-current liabilities	$ 2,720	$ 2,719	$ 2,719
Interest rate on borrowings	6.45%	6.45%	6.45%
4% Callable bond
Interest bearing loans and borrowings
Non-current liabilities	$ 987	$ 986	$ 986
Interest rate on borrowings	4.00%	4.00%	4.00%
4.375% Callable bond
Interest bearing loans and borrowings
Non-current liabilities	$ 979	$ 979	$ 976
Interest rate on borrowings	4.375%	4.375%	4.375%
Other loans
Interest bearing loans and borrowings
Non-current liabilities	$ 16	$ 7